DEBT - (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Convertible Debt	Dec. 31, 2011 Convertible Debt	Dec. 31, 2012 Letter of Credit [Member]	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2012 Senior secured credit facility due 2015	Sep. 30, 2012 Senior secured credit facility due 2015	Dec. 31, 2012 Senior secured credit facility due 2015 Discretionary Over-Advances	Dec. 31, 2012 Senior secured credit facility due 2015 Swingline Loan	Dec. 31, 2012 Senior secured credit facility due 2015 Accordion Feature	Dec. 31, 2012 2012 Credit Facility Letter of Credit [Member]	Dec. 31, 2012 Senior Credit Facility Due 2014 Revolving Facility First Amendment	Dec. 31, 2012 Federal Funds Rate Plus Percentage Senior secured credit facility due 2015	Dec. 31, 2012 London Interbank Offered Rate Plus Percentage Senior secured credit facility due 2015	Aug. 31, 2010 Convertible Notes Payable	Aug. 31, 2010 Convertible Note embedded derivative
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures	$ 68,800,000		$ 68,800,000	$ 53,800,000
Embeded derivative			17,200,000	1,600,000
Weighted average interest rate			17.38%			4.08%
Outstanding borrowings							13,300,000
Remaining borrowing capacity					12,200,000		30,000,000
Unused borrowing capacity							52,400,000
Borrowing capacity under credit agreements								80,000,000	8,000,000	10,000,000	45,000,000	30,000,000	75,000,000
Basis spread on variable rates basis loans							2.75%							0.50%	1.00%
Duration in which interest rate is applicable							30 days
Second basis spread on base rate loans							1.50%
Letter of credit fee percentage												2.75%
Fronting fee percentage												0.125%
Commitment fee percentage							0.375%
Limitation on borrowing base, accounts receivable, percentage							90.00%
Limitation on borrowing base, accounts receivable, reduction in percentage							85.00%
Limitation on borrowing base, value of eligible inventory, percentage							55.00%
Limitation on borrowing base, product, percentage							85.00%
Limitation on borrowing base, amount							20,000,000
Limitation on borrowing base, net orderly liquidation value, percentage							85.00%
Limitation on borrowing base, cost of newly acquired trucks net of a provisions for depreciation on eligible trucks and liquidation of eligible trucks, percentage							80.00%
Reduction to limitation on borrowing base, newly acquired trucks to be reduced by orderly liquidation value of eligible trucks, percentage							85.00%
Reduction to limitation on borrowing base, newly acquired trucks to be reduced by depreciation of eligible trucks since last appraisal, percentage							85.00%
Fixed charge coverage ratio							100.00%
Coverage ratio, measurement period							12 months
Fixed charge coverage ratio							297.00%
Aggregate principal amount of convertible notes		55,000,000
Stated interest rate																9.50%
Unamortized discount																	13,600,000
Consolidated secured debt ratio	322.00%
Conversion rate	95.23809524
Principal surrendered for shares	1,000
Closing price of common stock in excess of conversion price, percentage	150.00%
Conversion price numerator	1,000
Closing price of common stock in excess of conversion price, period in which the company may provide a conversion event notice, business days	20 days
Closing price of common stock in excess of conversion price, period of time in which the company may provide a conversion event notice	30 days
Period of time in which the conversion event will terminate	46 days
Period of time in which the conversion holder has to convert its convertible notes	45 days
Period of time in which notes not converted by the conversion termination date may at the holder's election be convert to common stock	180 days
Conversion cap, percentage of common stock outstanding	9.90%
Collateral cutback provision, percentage limitation that collateral securing the convertible notes includes capital stock only to the extent that the applicable value of such capital stock	20.00%
Value of capital stock in excess of the principal amount of the convertible notes	20.00%
Value of outstanding principal amount of convertible notes, percent	20.00%
Value of outstanding principal amount of convertible notes, amount	$ 11,000,000
Aggregate percentage of consolidated assets	86.00%
Aggregate percentage of consolidated revenues	90.00%